UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05898

Morgan Stanley Prime Income Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2006

Date of reporting period:	June 30, 2006

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Prime Income Trust

Portfolio of Investments • June 30, 2006 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Variable Rate Senior Loan Interests (a) (94.8%)
	Advertising/Marketing Services (0.8%)
$6,556	Affinion Group, Inc.	7.92-8.00%	10/17/12	$6,594,867
1,905	DoubleClick, Inc.	9.13-9.17	07/13/12	1,927,367
				8,522,234
	Aerospace & Defense (3.4%)
3,573	Alion Science & Technology	8.00	08/02/09	3,590,802
4,882	AM General, LLC	9.57-9.83	11/01/11	4,961,239
1,015	Apptis (DE), Inc.	8.60	01/05/10	1,021,983
3,910	ARINC, Inc	7.11	03/10/11	3,914,888
3,950	DynCorp International, LLC	7.81-8.31	02/11/11	3,966,472
933	IAP Worldwide Services, Inc.	8.50	12/30/12	936,311
2,000	IAP Worldwide Services, Inc.	13.00	06/30/13	2,048,760
1,816	ILC Industries, Inc.	7.48	02/24/12	1,820,180
2,725	K&F Acquisition, Inc.	7.09-7.12	11/18/12	2,730,668
834	SI International, Inc.	6.97	02/10/11	836,024
2,970	Spirit Aerosystems, Inc.	7.32	12/31/11	2,990,048
3,500	U.S. Airways Group, Inc.	9.00	03/31/11	3,524,920
949	Wyle Laboratories, Inc.	7.88	01/28/11	961,349
3,000	Wyle Laboratories, Inc.	11.63	07/28/11	3,058,140
				36,361,784
	Airlines (0.4%)
2,500	Delta Airlines, Inc.	8.02	03/16/08	2,527,700
1,600	United Airlines, Inc.	8.63-8.88	02/01/12	1,618,160
				4,145,860
	Auto Parts: OEM (0.9%)
2,797	Accuride Corp.	7.31	01/31/12	2,806,364
3,322	Federal-Mogul Corp. (Revolver) (f)	6.84	02/24/04	3,214,512
1,000	Lear Corp.	7.93-8.00	04/25/12	993,541
2,045	Polypore, Inc.	8.35	11/12/11	2,065,943
1,000	Sensata Technologies Finance BV	6.86	04/27/13	995,180
				10,075,540
	Automotive Aftermarket (1.5%)
7,406	Metokote Corp.	8.38-8.68	11/27/11	7,471,055
3,764	Safelite Glass Corp.	8.92-9.46	09/30/07	3,717,356
1,496	TRW Automotive, Inc.	6.81	06/30/12	1,496,041
3,617	United Components, Inc.	7.41	06/30/10	3,625,708
				16,310,160
	Beverages: Non-Alcoholic (0.3%)
1,353	Eight O’ Clock Coffee Co.	8.13	11/14/11	1,359,442
1,297	Le-Natures, Inc.	7.26-10.00	06/23/10	1,311,119
				2,670,561
	Broadcast/Media (2.0%)
5,000	CMP KC LLC	9.25-9.31	05/03/11	5,006,250
7,782	CMP Susquehanna	7.25-7.38	05/05/12	7,791,682
3,000	Dana Corp.	7.65	04/13/08	3,003,750
665	LBI Media, Inc.	6.76	03/31/12	663,750
995	Nextmedia Operating, Inc.	7.13-7.25	11/15/12	993,915
1,000	Nextmedia Operating, Inc.	9.75	11/15/13	1,016,670
3,617	Spanish Broadcasting System, Inc.	6.73-7.25	06/10/12	3,617,364
				22,093,381
	Broadcasting (0.1%)
1,000	Cumulus Media, Inc.	7.20-7.63	06/07/13	1,002,660

	Building Products (0.4%)
2,737	Axia, Inc.	8.23-8.75	12/21/12	2,743,968
998	Universal Building Products, Inc.	8.62-9.00	04/28/12	1,007,475
				3,751,443

	Cable/Satellite TV (8.2%)
4,000	Century Cable Holdings, LLC	10.00	06/30/09	3,839,280
25,000	Century Cable Holdings, LLC	10.00	12/31/09	23,937,500
23,000	Charter Communications Operating, LLC	7.76	04/27/13	23,072,680
10,474	CSC Holdings, Inc.	6.67-6.99	03/29/13	10,433,426
5,000	Hilton Head Communications LP (Revolver)	8.00	09/30/07	4,704,150
1,950	Insight Midwest Holdings, LLC	7.38	12/31/09	1,953,257
1,980	MCC Iowa (Mediacom) , LLC	6.90-7.37	02/01/14	1,977,208
1,000	MCC Iowa (Mediacom) , LLC	7.38	01/31/15	998,590
8,000	Olympus Cable Holdings, LLC	9.25	06/30/10	7,637,520
11,000	Olympus Cable Holdings, LLC	10.00	09/30/10	10,560,880
				89,114,491
	Casino/Gaming (3.8%)
2,002	Alliance Gaming Corp.	8.43	09/04/09	2,008,669
495	BLB Worldwide Holdings, Inc.	6.99	08/23/11	495,307
3,960	CCM Merger Corp.	7.21-7.49	09/30/12	3,953,596
333	Greektown Casino, LLC	7.55	12/03/12	335,833
2,143	MGM Mirage, Inc.	6.28	11/22/09	2,136,021
4,236	MGM Mirage, Inc. (Revolver)	5.99-6.86	11/22/09	4,108,643
26	Opbiz, LLC (Planet Hollywood) (c) (d)	8.99	09/01/09	25,312
10,162	Opbiz, LLC (Planet Hollywood)	6.24	09/01/10	9,844,894
1,250	Pinnacle Entertainment, Inc.	7.30	12/14/11	1,255,075
9,000	Venetian Casino Resorts LLC	7.25	06/15/11	9,021,060
6,000	Wynn Las Vegas, LLC	7.48	12/14/11	6,033,120
1,375	Yonkers Racing Corp.	8.82	08/12/11	1,385,387
				40,602,917

	Chemicals: Major Diversified (2.6%)
4,967	BCP Crystal Holdings, Ltd. (Germany)	6.98	04/06/11	4,984,357
844	Ferro Corp.	8.53	06/06/12	846,032
5,000	Hexion Specialty Chemicals Inc.	7.13	05/05/13	4,959,900
4,352	Ineos Holdings Ltd. (United Kingdom)	7.34	12/23/13	4,386,154
4,352	Ineos Holdings Ltd. (United Kingdom)	7.84	12/23/14	4,386,154
5,627	Invista B.V. (Canada)	6.75	04/29/11	5,636,020
2,500	Wellman Inc.	11.90	02/10/10	2,540,300
				27,738,917
	Chemicals: Specialty (5.2%)
2,500	Brenntag AG (Germany)	7.44	01/17/14	2,519,267
500	Brenntag AG (Germany)	11.43	07/17/15	509,220
3,000	Fibervisions	8.58	03/31/13	3,007,500
22,306	Huntsman International, LLC	7.04	08/18/12	22,233,323
8,296	ISP Chemco, Inc.	6.94	02/16/13	8,304,453
5,943	Kraton Polymers, LLC	7.38	12/23/10	5,942,553
7,920	Nalco Company	6.48-7.23	11/04/10	7,925,094
1,481	Niagara Holdings, Inc.	7.50	02/11/12	1,484,953
3,940	Rockwood Specialties Group, Inc.	7.13	07/30/12	3,952,669
				55,879,032
	Computer Communications (0.3%)
2,000	GXS Worldwide, Inc.	9.78-10.26	07/29/11	1,960,000
690	Vertafore, Inc.	7.73-7.85	01/31/12	694,627
				2,654,627
	Computer Software & Services (1.2%)
398	Blackboard, Inc.	7.60-7.75	02/28/12	401,980
1,250	Epicor Software Corp.	7.71-8.90	03/30/12	1,263,275
1,000	Stratus Technologies, Inc.	8.50	03/29/11	1,007,190
9,900	SunGard Data Systems, Inc.	7.66	02/11/13	9,945,342
				12,617,787
	Construction Materials (0.3%)
178	Builders Firstsource, Inc.	7.49	08/11/11	178,222
798	Contech Construction Products, Inc.	6.80-9.25	01/31/13	799,748
1,965	Nortek, Inc.	7.35	08/27/11	1,965,314
				2,943,284
	Consumer Cyclicals (0.1%)
990	Brand Services, Inc.	7.38-7.60	01/15/12	991,241

	Consumer Sundries (3.8%)
249	Aero Techonologies, Inc.	7.96	03/24/13	251,609
667	Aero Techonologies, Inc.	11.96	09/24/13	679,167
928	American Safety Razor Co.	7.97	02/28/12	930,376
2,000	Amscan Holdings, Inc.	8.19-10.00	12/23/12	2,008,340
2,927	Burt’s Bees, Inc.	7.92-8.37	03/29/11	2,926,500
5,073	CEI Holdings, Inc.	8.88-10.50	12/03/10	5,098,855
250	Easton-Bell Sports, Inc.	6.81-6.94	03/16/12	250,312
2,950	Marietta Intermediate Holding Corp.	7.78-9.75	12/17/10	2,894,688
5,015	MD Beauty, Inc.	9.75-10.00	02/18/12	5,030,860
5,000	MD Beauty, Inc.	12.10-14.00	02/18/13	5,056,250
3,409	Natural Products Group, LLC	8.30-8.40	06/19/13	3,421,587
667	Natural Products Group, LLC	11.96	12/19/13	670,833
3,092	Prestige Brands, Inc.	7.23-9.25	04/06/11	3,110,332
6,221	Rayovac Corp.	8.03-8.44	02/06/12	6,249,824
3,000	World Kitchen, Inc.	8.75-10.00	03/31/12	3,000,000
				41,579,533
	Consumer/Business Services (0.8%)
927	Alderwoods Group, Inc.	6.73-7.30	09/29/09	929,440
6,826	Buhrmann US, Inc.	6.88-7.15	12/31/10	6,849,180
599	Coinmach Corp.	7.69-9.50	12/19/12	603,141
				8,381,761
	Containers/Packaging (3.1%)
965	Berry Plastics Corp.	7.10	12/02/11	965,248
1,960	Consolidated Container Holdings, LLC	8.38	12/15/08	1,970,623
667	Crown Americas, Inc.	6.95	11/15/12	667,500
486	Covalence Specialty Materials Corp.	7.31	02/16/13	485,413
2,667	Covalence Specialty Materials Corp.	7.31	05/18/13	2,665,013
500	Covalence Specialty Materials Corp.	8.56	08/16/13	505,210
5,474	Graham Packaging Co.	6.94-7.75	10/07/11	5,488,660
1,429	Graham Packaging Co.	9.75	04/07/12	1,450,000
11,344	Graphic Packaging International Corp.	7.19-7.88	06/30/10	11,454,176
932	Kranson Industries, Inc.	8.10	07/30/11	935,531
1,015	Nexpak Corp. (Revolver) (b) (c) (d)	11.09-11.25	03/31/07	942,529
4,196	Nexpak Corp. (b) (c) (d)	11.09-13.35	03/31/07	1,501,565
959	Ranpak, Inc.	7.83	12/14/11	960,917
1,503	Smurfit-Stone Container Enterprises, Inc.	7.38-9.50	11/01/11	1,511,018
1,810	United Components, Inc.	7.41	06/30/12	1,814,857
				33,318,260
	Containers - Metals & Glass (0.2%)
2,000	Anchos Glass Container Corp.	7.52-7.75	05/03/13	2,005,000

	Diversified Manufacturing (0.2%)
1,337	Euramax International, Inc.	12.00	06/29/13	1,349,382
663	Euramax International, Inc. (Europe)	12.00	06/29/13	669,378
				2,018,760
	Education (0.8%)
4,182	Educate Operating Co.	7.98	03/31/12	4,203,157
4,545	Education Management LLC	7.63	06/01/13	4,571,727
				8,774,884

	Electric Utilities(0.2%)
2,000	Primary Energy Holdings, LLC	7.98	08/24/09	2,013,760

	Electronic Components (0.3%)
1,993	Eastman Kodak Co.	7.33-7.70	10/18/12	1,991,403
895	Thermal North America, Inc.	7.25	10/12/13	893,416
				2,884,819
	Engineering & Construction (0.5%)
5,000	Penhall International Corp.	11.92	11/01/10	5,062,500

	Entertainment & Leisure (1.7%)
2,500	24 Hour Fitness, Inc.	7.70-8.00	06/08/12	2,519,525
1,975	Alliance Atlantis Communications, Inc. (Canada)	7.00	12/20/11	1,974,585
2,090	Fender Musical Instruments Corp.	7.24-7.37	03/30/12	2,100,046
3,000	Mets Limited Partnership	7.13	07/25/10	3,033,750
3,000	Southwest Sports Group, LLC	8.00	12/22/10	3,001,860
2,985	Sunshine Acquisition, Ltd.	7.42	03/20/12	2,999,925
2,940	Universal City Development Partners, Ltd.	7.07-7.50	06/09/11	2,944,586
				18,574,277

	Environmental Services (1.4%)
1,942	Allied Waste North America, Inc.	6.48-6.97	01/15/12	1,936,523
4,476	Environmental Systems Products Holdings, Inc.	8.59-8.73	12/12/08	4,509,140
3,000	Environmental Systems Products Holdings, Inc.	14.98-15.23	12/12/10	3,045,000
1,185	Safety-Kleen Holdco, Inc.	12.17-12.35	09/15/08	1,221,534
803	Wastequip, Inc.	7.23-7.48	07/15/11	805,175
500	Wastequip, Inc.	10.48	07/15/12	502,500
2,930	Waste Services, Inc.	8.37-10.25	03/31/11	2,946,961
				14,966,833
	Finance - Commercial (0.5%)
3,820	Ameritrade Holding Corp.	6.85	12/31/12	3,814,941
1,990	LPL Holdings, Inc.	8.13-8.75	06/28/13	2,011,771
				5,826,712
	Finance/Rental/Leasing (0.5%)
3,707	Hertz Corp.	7.26-7.41	12/21/12	3,721,760
2,000	Refco Finance Holdings LLC	9.50	08/05/11	2,111,000
				5,832,760
	Financial Publishing/Services (1.5%)
1,781	Ipayment, Inc.	7.42-7.75	05/10/13	1,781,250
6,897	Merrill Communications, LLC	7.23-7.25	12/22/12	6,930,236
5,994	Nasdaq Stock Market, Inc.	6.83-7.25	04/18/12	5,996,774
954	Verifone Intermediate Holdings, Inc.	6.88	06/30/11	954,700
				15,662,960
	Financial Services (0.9%)
4,325	Fidelity National Information Solutions, Inc.	6.92	03/09/13	4,327,855
5,657	Transfirst Holdings, Inc.	8.50-9.75	03/31/10	5,720,446
				10,048,301
	Food Distributors (0.4%)
2,992	Acosta Sales Co., Inc.	7.43	12/06/12	2,997,168
1,250	Acosta Sales Co., Inc.	10.93	06/06/13	1,278,513
				4,275,681
	Food Retail (1.6%)
6,131	Michelina’s, Inc.	8.25-8.38	04/02/11	6,183,038
3,980	Roundy’s Supermarkets, Inc.	8.17-8.29	11/03/11	4,010,248
7,143	Supervalu, Inc.	7.06	06/02/12	7,137,857
				17,331,143
	Food: Major Diversified (0.8%)
5,000	Dole Food Co., Inc.	7.00-8.75	04/13/13	4,958,200
3,238	Michael Foods, Inc.	6.67-7.55	11/21/10	3,253,766
				8,211,966
	Foods & Beverages (2.8%)
2,934	Advantage Sales & Marketing, Inc.	7.22	03/29/13	2,911,820
7,312	Birds Eye Foods, Inc.	8.10-8.18	06/30/08	7,348,679
1,467	Bolthouse Farms, Inc.	7.81	12/16/12	1,478,368
689	Del Monte Corp.	6.65	02/08/12	691,627
4,653	DS Waters Enterprises, L.P.	9.49	11/07/09	4,657,015
1,000	Farley’s & Sathers Candy Co.	7.77-9.75	06/15/10	1,005,000
988	National Dairy Holding, L.P.	7.35	03/15/12	991,203
2,838	PBM Products, Inc.	8.35	07/26/11	2,857,192
2,140	Pierre Foods, Inc.	6.93	06/30/10	2,141,327
3,252	Pinnacle Foods Holding Corp.	6.99-7.45	11/25/10	3,258,303
2,000	Reddy Ice Group, Inc.	6.79	08/09/12	1,997,500
1,209	Sunny Delight Beverage Co.	11.09-11.19	08/20/10	1,196,921
				30,534,955
	Forest Products (0.3%)
1,425	White Birch Paper Co. (Canada)	8.75	04/08/12	1,445,792
1,951	Xerium Technologies, Inc.	7.75	05/18/12	1,950,233
				3,396,025
	Healthcare (1.8%)
2,280	Angiotech Pharmaceuticals, Inc.	6.85-7.00	03/23/13	2,256,811
998	Capella Healthcare, Inc.	8.24	11/30/12	1,006,228
1,000	Capella Healthcare, Inc.	11.24	11/30/13	1,005,000
1,674	Concentra Operating Corp.	6.69	06/30/09	1,680,805
906	Genoa Healthcare Group, LLC	8.38-10.25	08/10/12	916,096
3,000	Healthsouth Corp.	8.52	03/10/13	3,003,480
1,995	Healthtronics, Inc.	7.13	03/23/11	1,988,725
1,826	Multiplan, Inc.	7.50	04/12/13	1,822,396
500	National Renal Institutes, Inc.	7.42-7.53	03/31/13	500,000

2,360	Sterigenics International, Inc.	7.91-8.33	06/14/11	2,366,289
2,520	VWR International, Inc.	7.34	04/07/11	2,526,024
				19,071,854
	Home Building (1.0%)
2,348	NLV Holdings LLC	8.25	05/09/11	2,354,152
4,518	Rhodes Ranch General Partnership	8.75	11/21/10	4,540,861
1,500	Shea Capital, LLC	7.15	10/27/11	1,494,375
1,333	Standard Pacific Corp.	6.67	05/06/13	1,324,160
1,141	Yellowstone Development, LLC	7.73	12/30/10	1,144,155
				10,857,703
	Home Furnishings (0.9%)
2,800	Hunter Fan Co.	7.76	03/24/12	2,796,500
2,500	National Bedding Co.	10.25	08/31/12	2,542,200
2,345	Quality Home Brands Holdings, LLC.	7.80-8.14	12/20/12	2,356,989
2,000	Quality Home Brands Holdings, LLC.	11.94	06/20/13	2,023,760
				9,719,449
	Hospital/Nursing Management (0.4%)
4,135	Lifepoint Hospitals, Inc.	6.91	04/15/12	4,134,571

	Hotels/Resorts/Cruiselines (0.5%)
3,215	Interstate Operating Company, L.P.	9.88	01/14/08	3,263,459
1,653	Kuilima Resort Company	8.10	09/30/10	1,615,327
1,000	Kuilima Resort Company	11.85	09/30/11	940,000
				5,818,786
	Household/Personal Care (0.0%)
175	JohnsonDiversey, Inc.	7.63	11/03/09	176,927

	Industrial Machinery (1.1%)
483	Chart Industries, Inc.	7.19	10/17/12	483,938
2,000	Formica Corp.	7.96	03/15/13	2,007,500
1,774	Goodman Global Holdings, Inc.	6.94	12/23/11	1,773,452
4,554	Mueller Group, Inc.	7.23-7.48	10/03/12	4,583,640
2,374	Sensus Metering Systems, Inc.	6.94-7.08	12/17/10	2,378,376
315	Sensus Metering Systems, Inc. (Luxembourg)	6.72-6.94	12/17/10	315,919
				11,542,825
	Industrial Specialties (0.8%)
6,627	Panolam Industrial International, Inc.	8.25	09/30/12	6,726,368
1,995	Unifrax Corp.	7.63	05/02/13	1,999,369
				8,725,737
	Insurance (0.0%)
400	Audatex North America, Inc.	7.30	04/13/13	402,500

	Life/Health Insurance (1.3%)
1,990	Alliant Resources Group, Inc.	8.50	11/30/11	1,994,975
3,000	Alliant Resources Group, Inc.	12.75	11/30/12	3,045,000
222	CCC Information Services, Inc.	8.00	08/20/10	223,471
2,978	CCC Information Services, Inc.	8.00	02/10/13	2,994,513
6,121	Conseco, Inc.	6.96	06/22/10	6,134,593
				14,392,552
	Medical Specialties (1.1%)
998	Accelent, Inc.	7.10-7.23	11/22/12	996,253
2,000	AGA Medical Corp.	7.38	04/28/13	2,002,500
2,000	CONMED Corp.	7.03-8.75	04/12/13	2,010,000
6,316	Davita, Inc.	6.69-7.21	10/05/12	6,337,160
500	DJ Orthopedics LLC	6.56	04/07/13	499,060
				11,844,973
	Medical/Nursing Services (1.2%)
7,895	Fresenius Medical Care	6.35-6.40	03/31/13	7,830,000
1,496	Golden Gate National Senior Care	7.96-8.25	03/14/11	1,505,602
3,935	Select Medical Corp.	6.94-9.00	02/24/12	3,899,660
				13,235,262
	Miscellaneous Commercial Services (0.5%)
2,000	Institutional Shareholders Services	7.63-9.50	09/30/11	2,005,000
3,287	Outsourcing Solutions, Inc.	9.59-9.85	09/30/10	3,295,255
				5,300,255

	Movies/Entertainment (3.2%)
6,765	AMC Entertainment, Inc.	7.48	01/26/13	6,793,052
750	Century Theatres, Inc.	7.11	03/01/13	752,160
4,038	Metro-Goldwyn Mayer Studios, Inc.	7.23	04/08/11	4,055,383
12,000	Metro-Goldwyn Mayer Studios, Inc.	7.23	04/08/12	12,072,240
1,995	Panavision, Inc.	8.13-8.23	03/31/11	2,011,199
9,502	Regal Cinemas Corp.	6.48	11/10/10	9,504,472
				35,188,506
	Multi-Sector Companies (0.0%)
430	MAFCO Finance Corp.	7.27-7.42	12/08/11	430,082

	Office Equipment/Supplies (0.2%)
1,700	Acco Brands Corp.	6.83-7.16	08/17/12	1,705,848

	Oil & Gas Pipelines (1.7%)
8,046	El Paso Corp.	7.75	11/23/09	8,106,958
1,990	Key Energy Group, Inc.	8.40	06/30/12	1,999,950
367	Semcrude, L.P. - U.S.	7.16-8.75	03/16/11	368,514
5,000	Targa Resources, Inc.	7.48	10/31/07	5,008,350
3,269	Targa Resources, Inc.	7.23-7.75	10/31/12	3,278,498
				18,762,270
	Oil & Gas Production (0.1%)
1,200	CDX Funding LLC	10.75	03/31/13	1,221,504

	Oil Refining/Marketing (0.1%)
1,194	Lyondell-Citgo Refining, LP	7.50	05/21/07	1,197,361

	Other Consumer Specialty (0.1%)
652	Weightwatchers.com	7.32-7.50	12/16/10	656,111
250	Weightwatchers.com	9.49	06/16/11	251,875
				907,986
	Other Metals/Minerals (0.3%)
1,426	Foundation PA Coal Co.	6.44-6.84	07/30/11	1,428,967
1,995	Gibraltar Industries, Inc.	7.19-8.25	12/08/12	2,012,456
				3,441,423
	Pharmaceuticals: Major (0.2%)
2,266	Warner Chilcott Holdings Company III, Ltd.	7.19-7.63	01/18/12	2,277,468

	Pharmaceuticals: Other (0.2%)
1,900	Bradley Pharmaceuticals, Inc.	9.18-11.00	11/14/10	1,921,375

	Printing/Publishing (2.2%)
975	Ascend Media Holdings, LLC	8.62-9.00	01/31/12	949,406
4,899	Canon Communications, LLC	7.98-8.50	05/31/11	4,911,015
1,641	Day International Group, Inc.	7.48	12/05/12	1,654,857
1,990	Day International Group, Inc.	12.23	12/05/13	2,022,338
2,389	Dex Media West, LLC	6.48-6.67	03/09/10	2,378,079
1,995	Endurance Business Media, Inc.	7.55	03/08/12	1,997,494
2,667	Gatehouse Media, Inc.	7.39	12/06/13	2,666,667
4,695	MC Communications, LLC	7.44	12/31/10	4,712,673
461	PBI Media, Inc.	7.38-7.75	09/30/12	462,476
1,500	PBI Media, Inc.	11.13	09/30/13	1,502,505
586	Primus International, Inc.	7.64	06/07/12	588,135
500	Thomas Nelson, Inc.	7.43	06/12/12	502,810
				24,348,455
	Publishing: Books/Magazines (4.3%)
7,960	American Media Operations, Inc.	8.12	01/13/13	8,029,650
1,677	Caribe Information Investment, Inc.	7.46	03/21/13	1,682,653
318	Caribe Information Investment, Inc.	7.42	03/31/13	318,571
4,925	Cygnus Business Media, Inc.	9.58	07/13/09	4,900,375
6,353	F&W Publications, Inc.	8.16-12.32	08/05/12	6,383,140
2,992	Haights Cross Operating Co.	8.67-9.67	08/20/08	3,024,112
3,867	Hanley Wood, LLC	7.33-7.46	08/01/12	3,878,753
1,493	Network Communications, Inc.	7.28-8.12	11/30/12	1,499,963
4,975	Primedia, Inc.	7.38	09/30/13	4,920,275
1,085	Primedia, Inc. (Revolver)	7.63-7.75	06/30/08	1,041,292
312	R.H. Donnelley, Inc.	6.34-6.75	12/31/09	309,889
9,245	R.H. Donnelley, Inc.	6.49-7.00	06/30/11	9,212,420
936	Source Media, Inc.	7.68	11/08/11	949,082
				46,150,175

	Pulp & Paper (1.7%)
11,630	Georgia Pacific Corp.	7.30-7.50	12/20/12	11,620,799
5,000	Georgia Pacific Corp.	8.30	12/23/13	5,048,300
1,995	UCG Paper Crafts, Inc.	8.60	02/17/13	1,999,987
				18,669,086
	Real Estate - Industrial/Office (0.4%)
2,500	BioMed Realty Trust, Inc.	7.36	05/30/10	2,506,250
1,542	Newkirk Master, LP	6.83	08/11/08	1,548,714
				4,054,964
	Real Estate Development (2.6%)
3,000	Capital Automotive, LP	6.86	12/16/10	2,997,512
5,000	Edge-Star Partners LLC	8.44	11/18/06	5,012,500
4,500	Ginn-LA CS Borrower LLC	8.17-8.29	06/08/11	4,511,250
2,000	Ginn-LA CS Borrower LLC	12.17	06/08/12	2,005,000
5,000	Landsource Communities Development, LLC	7.69	03/31/10	5,018,750
2,519	London Arena & Waterfront Finance LLC	8.78	03/08/12	2,550,171
874	Lion Gables Realty, LP	6.86-6.90	09/30/06	875,536
5,000	WCI Communications, Inc.	7.11	12/23/10	4,996,900
				27,967,619
	Recreational Products (0.7%)
1,431	Mega Bloks, Inc. (Canada)	6.94	07/27/10	1,431,922
554	Mega Brands, Inc.	6.94-7.19	07/27/10	554,944
3,394	Pure Fishing, Inc.	7.70-8.50	09/30/10	3,400,086
2,194	True Temper Sports, Inc.	7.88-9.50	03/15/11	2,210,678
				7,597,630
	REIT - Industrial/Office (0.3%)
3,636	Trizec Partners Real Estate LP	6.65	05/02/07	3,636,073

	Restaurants (1.5%)
3,773	Arby's Restaurant Group, Inc.	7.38-7.75	07/25/12	3,778,101
3,319	Burger King Corp.	7.00	06/30/12	3,318,312
1,766	Carrols Corp.	7.63	12/31/10	1,779,436
3,512	CRBL Group, Inc.	6.58-6.63	04/27/13	3,506,878
1,478	Denny's, Inc.	7.97-8.75	09/30/09	1,487,981
498	El Pollo Loco, Inc.	8.22	11/18/11	498,953
900	QCE LLC (Quizno's)	7.75	05/05/13	899,622
833	Sagittarius Restaurants LLC	7.75	03/29/13	834,900
				16,104,183
	Retail - Specialty (1.6%)
3,595	Nebraska Book Co.	7.48-7.74	03/04/11	3,612,710
6,835	Neiman Marcus Group, Inc.	7.77	04/08/13	6,890,058
4,254	Pantry, Inc. (The)	7.10	01/02/12	4,266,896
2,985	TravelCenters of America, Inc.	6.86-7.25	12/01/11	2,991,328
				17,760,992
	Semiconductors (0.7%)
7,880	On Semiconductor Corp.	7.75	12/15/11	7,881,652

	Services to the Health Industry (1.3%)
3,622	CDI Acquisition Sub, Inc.	9.00	12/31/10	3,467,664
3,157	FHC Health Systems, Inc.	11.23-13.23	12/18/09	3,291,321
2,000	FHC Health Systems, Inc.	14.23	02/09/11	2,085,000
3,483	Harlan Sprague Dawley, Inc.	8.00-9.50	12/19/11	3,504,266
335	OmniFlight Helicopters, Inc.	12.00	09/30/11	336,223
453	OmniFlight Helicopters, Inc.	10.50-12.50	09/30/12	454,240
597	Sedgwick CMS Holdings, Inc.	7.35-7.50	01/31/13	595,758
				13,734,472
	Specialty Insurance (0.1%)
948	Mitchell International, Inc.	7.50	08/15/11	951,540

	Telecommunications (2.0%)
3,008	Choice One Communications Inc.	9.98	11/30/10	2,992,545
6,000	FairPoint Communications, Inc.	6.75	02/08/12	5,988,720
2,993	Hawaiian Telcom Communications, Inc.	7.75	10/31/12	3,009,108
4,703	KMC Telecom, Inc. (g)	11.00	06/30/10	728,932
3,000	Madison River Capital, LLC	7.26	07/29/12	3,010,320
3,200	Qwest Corp.	10.00	06/30/07	3,254,784
498	Time Warner Telecom, Inc.	7.82-8.00	11/30/10	500,923
2,417	Valor Telecommunications Enterprises, LLC	6.73-6.81	02/14/12	2,420,437
				21,905,769

	Telecommunications Equipment (0.0%)
892	Channel Master, Inc. (b) (c) (g)	9.00	12/31/04	314,887
64	Channel Master, Inc. (Revolver) (b) (c) (g)	9.00	12/31/04	22,627
3,889	Nortel Networks, Inc.	7.38	02/15/07	3,886,478
				4,223,992
	Textiles (0.6%)
3,648	Polymer Group, Inc.	7.74	11/22/12	3,666,575
1,616	Propex Fabrics, Inc.	7.45	07/31/12	1,615,938
808	The William Carter Co.	6.63-6.76	06/30/12	807,286
				6,089,799
	Tobacco (0.4%)
2,383	Commonwealth Brands, Inc.	7.44	12/22/12	2,397,037
1,667	Reynolds American Inc.	7.19-7.31	05/31/12	1,674,350
				4,071,387
	Transportation (0.9%)
492	Helm Holding Corp.	7.66	07/08/11	494,150
1,960	Horizon Lines, LLC	7.75	07/07/11	1,974,700
1,990	Kenan Advantage Group, Inc.	8.50	12/16/11	1,999,950
5,316	Quality Distribution, Inc.	8.32-8.35	11/13/09	5,342,798
				9,811,598
	Utilities (1.3%)
1,374	Astoria Generating Co.	7.38-7.45	02/23/12	1,374,281
667	Astoria Generating Co.	9.20	08/23/12	677,667
2,879	LSP Generating Finance Co., LLC	7.25	05/04/13	2,872,800
2,000	LSP Generating Finance Co., LLC	9.00	05/04/14	201,916
1,244	Mirant North America, LLC	7.10	01/03/13	1,242,979
6,477	NRG Energy, Inc.	7.23	02/01/13	6,491,653
1,629	Reliant Energy, Inc.	7.47	04/30/10	1,631,216
				14,492,512
	Waste Management (0.8%)
564	Duratek, Inc.	7.65-7.77	06/07/13	567,044
59	Energy Solutions LLC	7.46	06/07/11	59,067
1,244	Energy Solutions LLC	7.65-7.77	06/07/13	1,252,222
2,843	LVI Services, Inc.	8.25-8.37	11/16/11	2,828,643
3,960	WCA Waste Systems, Inc.	7.98	04/28/11	3,964,950
				8,671,926
	Wireless Telecommunications (0.9%)
8,232	Centennial Cellular Operating Co.	7.23-7.75	02/09/11	8,272,715
1,000	Cricket Communications, Inc.	8.03	06/16/13	1,008,380
				9,281,095

	Total Variable Rate Senior Loan Interests (Cost $1,033,127,900)			1,027,858,945

NUMBER OF
SHARES
	Common Stocks (1.2%)
	Automotive Aftermarket (0.0%)
100,632	Safelite Glass Corp. (Acquired 09/29/00, Cost $58,636) (b) (e) (h)	0
6,793	Safelite Realty Corp. (Acquired 09/29/00, Cost $3,958) (b) (e) (h)	0
		0
	Casino/Gaming (0.0%)
7,216	Aladdin Gaming Holdings, LLC (.72% Ownership Interest, Acquired 09/01/04, Cost $4,330) (b) (e) (h)	2,728

	Consumer Sundries (0.1%)
52,654	World Kitchen, Inc. (Acquired 01/31/03, Cost $138,363) (b) (e) (h)	1,318,456

	Containers/Packaging (0.0%)
69	Nexpak Holdings, LLC (Acquired 01/01/05, Cost $6,411,773) (b) (e) (h)	0

	Engineering & Construction (0.8%)
151,000	Washington Group International, Inc.	8,054,340

	Environmental Services (0.1%)
19,446	Environmental Systems Products Holdings, Inc. (b) (e)	523,681

	Medical Specialties (0.2%)
62,838	Dade Behring Holdings, Inc.	2,616,574

	Telecommunications (0.0%)
11,689,637	KMC Telecom, Inc. (Acquired 07/25/03, Cost $0) (b) (e) (h)	0

	Textiles (0.0%)
61,460	London Fog (b) (e)	0

	Total Common Stocks (Cost $10,974,455)	12,515,779

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Senior Notes (1.4%)
	Construction Materials (0.1%)
$1,500	Compression Polymers Holdings - 144A*	11.44%	07/01/12	1,537,500

	Household/Personal Care (0.3%)
3,000	DEL Laboratories, Inc. -144A*	9.68	11/01/11	3,090,000

	Industrial Specialties (0.2%)
2,000	Boise Cascade, LLC	7.943	10/15/12	2,000,000

	Services to the Health Industry (0.4%)
5,000	Insight Health Services Acquisition Corp.	10.398	11/01/11	4,525,000

	Telecommunications (0.2%)
5,656	KMC Telecom, Inc. (Acquired between 07/25/03 and 06/30/06, Cost $4,455,686) (c) (d) (g) (h)	11.749	06/30/11	876,680
2,477	KMC Telecom, Inc. (Acquired between 07/25/03 and 06/30/06, Cost $1,955,199) (c) (d) (g) (h)	11.998	06/30/11	383,947
1,000	Qwest Corp.	8.579	06/15/13	1,062,500
				2,323,127
	Wireless Telecommunications (0.2%)
2,000	Rogers Wireless Inc. (Canada)	8.454	12/15/10	2,067,500

	Total Senior Notes (Cost $20,082,469)			15,543,127

NUMBER OF		EXPIRATION
WARRANTS		DATE
	Warrants (b) (e) (h) (0.0%)
	Casino/Gaming (0.0%)
20,570	Opbiz (Planet Hollywood) (Acquired between 09/01/04 and 04/19/05, Cost $0)	09/01/10	0

	Internet Software/Services (0.0%)
98,655	Mobile Pro Corp. (Acquired 11/12/04, Cost $0)	11/15/09	0

	Total Warrants (Cost $0)		0

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Short-Term Investment (0.4%)
	Repurchase Agreement
$4,672	Joint repurchase agreement account (dated 06/30/06; proceeds $4,674,030) (i) (Cost $4,672,000)	5.215%	07/03/06	4,672,000

	Total Investments (Cost $1,068,856,824) (j) (k)		97.8%	1,060,589,851

	Other Assets in Excess of Liabilities		2.2	23,458,674

	Net Assets		100.0%	$1,084,048,525

*	Resale is restricted to qualified institutional investors.
(a)	Interest rates shown are those in effect at June 30, 2006.
(b)

Securities with total market value equal to $4,626,472 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(c)	Non-income producing security; loan or note in default.
(d)	Payment-in-kind security.
(e)	Non-income producing securities.
(f)	Issuer is restructuring loan.
(g)	Issuer is liquidating loan.
(h)	Resale is restricted. No transaction activity during the year.
(i)	Collateralized by federal agency and U.S. Treasury obligations.
(j)	Securities have been designated as collateral in an amount equal to $48,324,595 in connection with unfunded loan commitments.
(k)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $13,111,396 and the aggregate gross unrealized depreciation is $21,378,369, resulting in net unrealized depreciation of $8,266,973.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Prime Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 10, 2006